Financial instruments - market and other risks - Carrying amounts and fair values (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	$ 706,056	$ 1,092,023
Secured bank loans | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Secured bank loans | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	706,056	1,092,023
Secured bank loans | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Unsecured note
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	149,630
Unsecured note | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	149,630
Unsecured note | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Unsecured note | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Unsecured other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Unsecured other borrowings | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Unsecured other borrowings | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Unsecured other borrowings | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0
Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Unsecured bank loans | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Unsecured bank loans | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Unsecured bank loans | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade and other payables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Advances received on contracts | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Advances received on contracts | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Advances received on contracts | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities, at fair value	0	0
Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	467
Forward exchange contracts | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Forward exchange contracts | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	467
Forward exchange contracts | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0
Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	128,427	178,216
Non-current receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Non-current receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Non-current receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	128,427	178,216
Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Trade and other receivables | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Trade and other receivables | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Trade and other receivables | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Cash and cash equivalents | Level 1
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Cash and cash equivalents | Level 2
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Cash and cash equivalents | Level 3
Disclosure of financial assets and liabilities [Line Items]
Financial assets, at fair value	0	0
Other Financial Liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	950,594	1,142,208
Other Financial Liabilities | Secured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	701,091	1,085,562
Other Financial Liabilities | Unsecured note
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	147,619
Other Financial Liabilities | Unsecured other borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	50,010
Other Financial Liabilities | Unsecured bank loans
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	0	0
Other Financial Liabilities | Trade and other payables
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	51,335	56,113
Other Financial Liabilities | Advances received on contracts
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	539	533
Hedging instruments
Disclosure of financial assets and liabilities [Line Items]
Financial assets	467
Hedging instruments | Forward exchange contracts
Disclosure of financial assets and liabilities [Line Items]
Financial assets	467
Loans and receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	416,000	535,796
Loans and receivables | Non-current receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	160,352	183,914
Loans and receivables | Trade and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	112,000	145,193
Loans and receivables | Cash and cash equivalents
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 143,648	$ 206,689